Submission	Sep. 01, 2026
Submission [Line Items]
Central Index Key	0002117535
Registrant Name	Franklin Lexington Venture & Growth Fund
Registration File Number	333-294491
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES